SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 124	$ (2,202)	$ 3,005
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	4,983	3,162	8,169
Total comprehensive income	5,107	960	11,174
Parent Company [Member]
Net income (loss)	124	(2,202)	3,005
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	4,983	3,162	8,169
Total comprehensive income	$ 5,107	$ 960	$ 11,174